Inventory	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 4 – Inventory

Inventory consisted of the following:

	December 31, 2014	December 31, 2013

Raw materials	$569,103	$518,855
Finished products	580,689	665,993
Work in process	189,510	202,518
Subtotal	1,339,302	1,387,366
Inventory reserve	—	(43,656)

Total	$1,339,302	$1,343,710

Inventory includes raw materials, packaging materials and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.